Stock Incentive and Employee Benefit Plans (Additional Information) (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 01, 2023	Feb. 13, 2023	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jan. 17, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding to purchase common stock				35,985	33,124
Options granted weighted-average grant date fair value				$ 0.67	$ 3.24
Total intrinsic value of option exercise				$ 47,300	$ 1,100,000
Stock-based compensation expenses				15,689,000	14,596,000
Unrecognized compensation cost related to unvested stock option grants				27,800,000
Employee benefit plan contributions by employer				600,000	500,000
Stock issued for services, shares	10,000,000	4,000,000
Accrued legal fees				$ 0
Weighted average period over grant				2 years 3 months 18 days
2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding to purchase common stock				35,985,182
Common stock shares reserved for future issuance				20,208,843
Stock-based compensation expenses				$ 15,700,000	14,600,000
Semnur 2024 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance				40,000,000
2023 Inducement Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant						1,400,000
2022 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Discount from Market Price, Purchase Date			85.00%
Common stock shares reserved for future issuance				2,875,759
Stock-based compensation expenses				$ 242,800	$ 21,000
Shares issued under ESPP, shares				334,326	334,326
2022 Employee Stock Purchase Plan | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance				4,476,601